Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Other Comprehensive Income (Loss) (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revision To Previously Issued Interim Financial Statements [Line Items]
Net (loss) income	$ 587,702	$ 439,237	$ 533,465	$ 333,785
Total comprehensive (loss) income	558,372	514,162	479,863	447,762
Total comprehensive (loss) income attributable to Viking Holdings Ltd	$ 558,112	$ 513,969	$ 479,460	$ 447,547